UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        February 10, 2009
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $301,503 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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

		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Agnico Eagle Mines Ltd	     COM	008474108  3,841    75,000     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Apple Inc		     COM	037833100  1,704    20,000     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  1,090    50,000     SH 	SOLE  01 02 03 04 05 06 07  SOLE
BCE Inc			     COM NEW	05534B760  4,735    232,500    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Biovail Corporation	     COM	09067J109  888	    95,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  809	    34,800     SH 	SOLE  02 03 04 05 06 07     SOLE
Capital One Finl Corp	     COM	14040H105  3,182    100,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Centennial Communications    CL A NEW	15133V208  17,008   2,115,000  SH 	SOLE  01 02 03 04 05 06 07  SOLE
Chesapeake Energy Corp	     PREF CONV	165167818  111	    800	       SH 	SOLE  01 02 03 04 05 06 07  SOLE
CIT Group Inc		     COM	125581108  181	    40,100     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Constellation Energy	     COM	210371100  1,245    49,700     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Datascope Corp		     COM	238113104  5,212    100,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Disney Walt Co		     COM DISNEY	254687106  5,107    225,100    SH 	SOLE  02 03 04 05 06 07     SOLE
Distribucion Y Servicio      SPONS ADR	254753106  6,910    286,350    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Entergy Corp New	     EQU UNIT	29364G202  79	    1,580      SH 	SOLE  01 02 03 04 05 06 07  SOLE
Fairfax Finl Hldgs Ltd	     SUB VTG	303901102  11,373   36,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Focus Media Hldg Ltd	     SPONS ADR	34415V109  2,485    273,972    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Genelab Technologies 	     COM NEW	368706206  190	    147,200    SH 	SOLE  01 02 03 04 05 06 07  SOLE
General Electric Co	     COM	369604103  565	    34,948     SH 	SOLE  01 02 03 04 05 06 07  SOLE
General Electric Co	     COM	369604103  664	    41,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  195	    69,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Gran Tierra Energy Inc	     COM	38500T101  6,595    2,474,461  SH 	SOLE  01 02 03 04 05 06 07  SOLE
HSBC Hldgs PLC		     SPONS ADR	404280406  438	    9,000      SH 	SOLE  02 03 04 05 06 07     SOLE
Huntsman Corp		     COM	447011107  10,639   3,100,000  SH 	SOLE  01 02 03 04 05 06 07  SOLE
Ingersoll-Rand Company 	     CL A	G4776G101  3,038    175,100    SH 	SOLE  02 03 04 05 06 07     SOLE
IPC Hldgs Ltd		     ORD	G4933P101  7,729    258,500    SH 	SOLE  02 03 04 05 06 07     SOLE
Ishares Tr		     HIGH YLD	464288513  3,792    50,000     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Johnson & Johnson	     COM	478160104  6,384    106,700    SH 	SOLE  02 03 04 05 06 07     SOLE
JPMorgan & Chase & Co	     COM	46625H100  599	    19,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  383	    45,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Lundin Mining Corp	     COM	550372106  895	    930,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Mag Silver Corp		     COM	55903Q104  221	    50,000     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Markel Corp		     COM	570535104  269	    900        SH 	SOLE  02 03 04 05 06 07     SOLE
Marshall & Ilsley Corp 	     COM	571837103  409	    30,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  6,933    433,300    SH 	SOLE  02 03 04 05 06 07     SOLE
MBIA Inc		     COM	55262C100  163	    40,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Memory Pharmaceutical 	     COM	58606R403  511	    842,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Mentor Corp Minn	     COM	587188103  12,343   400,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Merck & Co Inc		     COM	589331107  1,644    54,100     SH 	SOLE  02 03 04 05 06 07     SOLE
Merrill Lynch & Co Inc	     COM	590188108  20,295   1,747,004  SH 	SOLE  01 02 03 04 05 06 07  SOLE
Merrill Lynch & Co Inc	     COM	590188108  736	    63,200     SH 	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings       COM	G62185106  8,015    477,400    SH 	SOLE  02 03 04 05 06 07     SOLE
Mueller Wtr Prods Inc	     COM SER B	624758207  4,421    525,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Nationwide Finl Services     CL A	638612101  9,546    183,275    SH 	SOLE  01 02 03 04 05 06 07  SOLE
New Gold Inc CDA	     COM	644535106  413	    288,078    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Odyssey Re Hldgs Corp	     COM	67612W108  2,567    49,550     SH 	SOLE  02 03 04 05 06 07     SOLE
Omrix Biopharmaceuticals     COM	681989109  14,961   600,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Orezone Res Inc		     COM	685921108  8,202    17,807,000 SH 	SOLE  01 02 03 04 05 06 07  SOLE
Partnerre Ltd		     COM	G6852T105  8,232    115,500    SH 	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  5,368    303,100    SH 	SOLE  02 03 04 05 06 07     SOLE
Provident Bankshares 	     COM	743859100  2,302    238,893    SH 	SOLE  01 02 03 04 05 06 07  SOLE
QLT Inc			     COM	746927102  236	    100,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
QLT Inc			     COM	746927102  784	    330,000    SH 	SOLE  02 03 04 05 06 07     SOLE
Rockwell Automation Inc	     COM	773903109  741	    23,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Ryder Sys Inc		     COM	783549108  390	    10,089     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE	80004CAC5  2,182    5,400,000  SH 	SOLE  01 02 03 04 05 06 07  SOLE
Scopus Video Networks 	     SHS	M8260H106  259	    50,000     SH 	SOLE  01 02 03 04 05 06 07  SOLE
Sovereign Bancorp Inc	     COM	845905108  6,102    2,051,992  SH 	SOLE  01 02 03 04 05 06 07  SOLE
Sovereign Bancorp Inc	     COM	845905108  259	    87,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Sunpower Corp		     COM CL B	867652307  5,315    175,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Suntrust Bks Inc	     COM	867914103  561	    19,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Telephone and Data Sys 	     COM	879433860  5,105    182,100    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Telus Corp		     SHS	87971M202  5,643    200,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Transmeta Corp Del	     COM	89376R208  4,449    245,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Unibanco-Uniao de Bancos Bra ADR	90458E107  13,455   208,692    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Uranerz Energy Corporation   COM	91688T104  126	    200,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
UST Inc			     COM	902911106  29,765   430,000    SH 	SOLE  01 02 03 04 05 06 07  SOLE
Wachovia Corp New	     COM	929903102  9,290    1,680,085  SH 	SOLE  01 02 03 04 05 06 07  SOLE
Wachovia Corp New	     COM	929903102  499	    90,000     SH 	SOLE  02 03 04 05 06 07     SOLE
XL Cap Ltd		     CL A	G98255105  111	    30,000     SH 	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  612	    25,000     SH 	SOLE  02 03 04 05 06 07     SOLE